DELAWARE GROUP INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Strategic Income Fund

Supplement to the Funds'
Class A, Class B and Class C Prospectus
dated September 30, 2002

From September 30, 2002 through November 18, 2002, the following information supplements the Fund's prospectus.

The Fund's Board of Trustees approved changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Those sales charges are included in the Fund's current Prospectus dated September 30, 2002. Because those sales charges are not yet effective, the current sales charges, and the relevant performance and fee information reflecting such sales charges, are provided in this supplement for your information until November 18, 2002. Please carefully review both sets of sales charges with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

Until November 18, 2002, the current maximum Class A sales charge will continue to be 4.75%, with breakpoints in the Class A sales charge schedule as described below. The current Class B contingent deferred sales charge (CDSC) is 4.00% during the first and second years, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will continue to be $250,000. The Class C CDSC and purchase amount are not affected.

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund only:

The following, which reflects the current sales charges through November 18, 2002 described above, supplements the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund." The following average annual return table reflects the same time period and data as the table in the Prospectus dated September 30, 2002, except for the use of the current sales charges:

Average annual returns for periods ending 12/31/01
Delaware Corporate Bond Fund	1 year	10 years or lifetime**
Class A return before taxes	7.11%	4.02%
Class A return after taxes on distributions	4.28%	0.65%
Class A return after taxes on distributions and sale of Fund shares	4.26%	0.91%
Class B return before taxes*	7.32%	4.35%
Class C return before taxes*	10.31%	4.75%
Lehman Brothers U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	10.40%	5.53%
Delaware Extended Duration Bond Fund	1 year	10 years or lifetime****
Class A return before taxes	9.29%	3.80%
Class A return after taxes on distributions	6.28%	1.19%
Class A return after taxes on distributions and sale of Fund shares	5.56%	1.67%
Class B return before taxes***	9.52%	4.10%
Class C return before taxes***	12.51%	4.54%
Lehman Brothers Long U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	12.16%	4.80%

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Lehman Brothers U.S. Credit Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Delaware Corporate Bond Fund's Class B would be 11.32% and 4.75% for the one-year and lifetime periods, respectively. Returns for Class C would be 11.31% and 4.75% for the one-year and lifetime periods, respectively. The returns for the Delaware Extended Duration Bond Fund's Class B would be 13.52% and 4.49% for the one-year and lifetime periods, respectively. Returns for Class C would be 13.521% and 4.54% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Lehman Brothers U.S. Credit Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were 5.53 % and 5.53%, respectively. The Lehman Brothers Long U.S. Credit Index return shown is also for ten years. Index returns for Class B and Class C lifetime periods were 4.80% and 4.80%, respectively.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4%[2]	1%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.
	Delaware Corporate Bond Fund			Delaware Extended Duration Bond Fund
CLASS	A	B	C	A	B	C
Management fees	0.50%	0.50%	0.50%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.30%[4]	1.00%	1.00%	0.30%[4]	1.00%	1.00%
Other expenses	0.47%	0.47%	0.47%	0.43%	0.43%	0.43%
Total annual fund operating expenses	1.27%	1.97%	1.97%	1.28%	1.98%	1.98%
Fee waivers and payments[5]	(0.47%)	(0.42%)	(0.42%)	(0.48%)	(0.43%)	(0.43%)
Net Expenses[5]	0.80%	1.55%	1.55%	0.80%	1.55%	1.55%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

	Delaware Corporate Bond Fund					Delaware Extended Duration Bond Fund
CLASS [7]	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$553	$158	$558	$158	$258	$553	$158	$558	$158	$258
3 years	$814	$578	$878	$578	$578	$816	$580	$880	$580	$580
5 years	$1,096	$1,024	$1,224	$1,024	$1,024	$1,100	$1,028	$1,228	$1,028	$1,028
10 years	$1,897	$2,080	$2,080	$2,262	$2,262	$1,907	$2,090	$2,090	$2,272	$2,272

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 Payments under the Class A 12b-1 plan may not exceed 0.30% of average daily net assets. However, the Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%.
5 The investment manager has contracted to waive fees and pay expenses from September 30, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
6 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
7 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Delchester Fund only:

The following, which reflects the sales charges through November 18, 2002 described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Delchester Fund." The following average annual return table reflects the same time period and data as the table in the Prospectus dated September 30, 2002, except for the use of the current sales charges:

Average annual returns for periods ending 12/31/01

Class A return before taxes	1 year	5 years	10 years or lifetime**
	-12.12%	-5.61%	2.25%
Class A return after taxes on distributions	-15.85%	-9.35%	-1.79%
Class A return after taxes on distributions and sale of Fund shares	-7.31%	-5.72%	0.19%
Class B return before taxes*	-11.71%	-5.57%	-1.03%
Class C return before taxes*	-9.23%	-5.39%	-2.54%
Salomon Smith Barney Cash Pay High-Yield Index (reflects no deduction for fees, expenses or taxes)	6.88%	4.01%	8.28%

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -8.41%, -5.39% and -1.03% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -8.41%, -5.39% and -2.54% for the one-year, five-year and lifetime periods, respectively. Maximum sales charges are included in the Fund returns above.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Salomon Smith Barney Cash Pay High-Yield Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were 6.80% and 5.11%, respectively.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4%[2]	1%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.
CLASS	A	B	C
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.28%[4]	1.00%	1.00%
Other expenses	0.39%	0.39%	0.39%
Total operating expenses	1.32%	2.04%	2.04%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
CLASS [6]	A	B	B	C	C
			(if redeemed)		(if redeemed)
1 year	$603	$207	$607	$207	$307
3 years	$873	$640	$940	$640	$640
5 years	$1,164	$1,098	$1,298	$1,098	$1,098
10 years	$1,990	$2,184	$2,184	$2,369	$2,369

1  A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2  If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter.
3  Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4  The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for the Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
5  The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
6  The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware High-Yield Opportunities Fund only:

The following, which reflects the sales charges through November 18, 2002 described above, replaces the return and fee tables on page 5 of the Prospectus under "Profile: Delaware High-Yield Opportunities Fund." The following average annual return table reflects the same time period and data as the table in the Prospectus dated September 30, 2002, except for the use of the current sales charges:

Average annual returns for periods ending 12/31/01

Class A return before taxes	1 year	5 years	10 years or lifetime**
	-7.55%	2.24%	2.23%
Class A return after taxes on distributions	-11.21%	-1.77%	-1.77%
Class A return after taxes on distributions and sale of Fund shares	-4.61%	-0.09%	-0.09%
Class B return before taxes*	-7.39%	N/A	-2.28%
Class C return before taxes*	-4.77%	N/A	-2.01%
Salomon Smith Barney Cash Pay High-Yield Index (reflects no deduction for fees, expenses or taxes)	6.88%	4.01%	4.94%

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -3.90% and -2.28% for the one-year and lifetime periods, respectively. Returns for Class C would be -3.90% and -2.01% for the one-year and lifetime periods, respectively. Maximum sales charges are included in the Fund returns above.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Salomon Smith Barney Cash Pay High-Yield Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were 0.91% and 0.91%, respectively.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4%[2]	1%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.
CLASS	A	B	C
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%[4]	1.00%	1.00%
Other expenses	0.49%	0.49%	0.49%
Total annual fund operating expenses	1.44%	2.14%	2.14%
Fee waivers and payments[5]	(0.31%)	(0.31%)	(0.31%)
Net Expenses[5]	1.13%	1.83%	1.83%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
CLASS [7]	A	B	B	C	C
			(if redeemed)		(if redeemed)
1 year	$585	$186	$586	$186	$286
3 years	$880	$640	$940	$640	$640
5 years	$1,196	$1,121	$1,321	$1,121	$1,121
10 years	$2,092	$2,270	$2,270	$2,448	$2,448

1  A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2  If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter.
3  Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4  Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares through March 31, 2003 to no more than 0.25% of average daily net assets.
5  The investment manager has contracted to waive fees and pay expenses through September 30, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.83% of average daily net assets.
6  The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
7  The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Strategic Income Fund only:

The following, which reflects the sales charges through November 18, 2002 described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Strategic Fund." The following average annual return table reflects the same time period and data as the table in the Prospectus dated September 30, 2002, except for the use of the current sales charges:

Average annual returns for periods ending 12/31/00

Class A return before taxes	1 year	5 years	10 years or lifetime**
	-4.13%	0.28%	0.93%
Class A return after taxes on distributions	-7.01%	-3.18%	-2.50%
Class A return after taxes on distributions and sale of Fund shares	-2.53%	-1.41%	-0.88%
Class B return before taxes*	-4.13%	0.26%	1.09%
Class C return before taxes*	-1.36%	0.46%	1.09%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.44%	7.43%	7.67%

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -0.44%, 0.46% and 1.09% for the one-year, five-year and lifetime periods. Returns for Class C would be -0.44%, 0.46% and 1.09% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Lehman Brothers Aggregate Bond Index return shown is for ten years. Index return for Class B and Class C lifetimes was 7.67%.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none1	4%2	1%3
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.
CLASS	A	B	C
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%4	1.00%	1.00%
Other expenses	0.94%	0.94%	0.94%
Total annual fund operating expenses	1.89%	2.59%	2.59%
Fee waivers and payments	(0.05%)	0.00%	0.00%
Net expenses	1.84%	2.59%	2.59%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
CLASS 7	A	B	B	C	C
			(if redeemed)		(if redeemed)
1 year	$653	$262	$662	$262	$362
3 years	$1,036	$805	$1,105	$805	$805
5 years	$1,443	$1,375	$1,575	$1,375	$1,375
10 years	$2,558	$2,754	$2,754	$2,925	$2,925

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares through March 31, 2003 to no more than 0.25% of average daily net assets.
5 The investment manager has agreed to waive fees and pay expenses through March 31, 2003 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

Fund operating expenses including voluntary expense caps in place through March 31, 2002	CLASS	A	B	C
	Management fees	0.00%	0.00%	0.00%
	Distribution and service (12b-1) fees	0.25%4	1.00%	1.00%
	Other expenses	0.75%	0.75%	0.75%
	Total annual fund operating expenses	1.00%	1.75%	1.75%

6 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
7 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund:

The following information, which reflects the current sales charges through November 18, 2002, supplements the first bullet and the table under "Choosing a share Class - Class A" on page 10 of the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Prospectus, page 14 of the Delaware Delchester Fund and Delaware High-Yield Opportunities Fund Prospectus and page 13 of the Delaware Strategic Income Fund Prospectus, respectively:

Class A

Class A shares have an up-front sales charge of up to 4.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

Class A sales charges

Amount of purchase	Sales charge as % of offering price	Sales charge as % of amount invested	Dealer's commission as % of offering price

Less than $100,000	4.75%	4.99%	4.00%
$100,000 but under $250,000	3.75%	3.90%	3.00%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1,000,000	2.00%	2.04%	1.60%

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

Amount of purchase	Sales charge As % of Offering price	Sales charge as % of amount invested	Dealer's commission as % of Offering price
$1 million up to $5 million	none	none	1.00%
Next $20 million Up to $25 million	none	none	0.50%
Amount over $25 million	none	none	0.25%

The following information, which reflects the current sales charges through November 18, 2002, supplements the second bullet and the last bullet, respectively, under "Choosing a share Class - Class B" on page 11 of the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Prospectus, Page 15 of the Delaware Delchester Fund and Delaware High-Yield Opportunities Fund Prospectus and page 14 of the Delaware Strategic Income Fund Prospectus:

Class B

If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0% thereafter.

You may purchase only up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 30, 2002.